FAIR VALUE DISCLOSURES	12 Months Ended
Jun. 29, 2016
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES
FAIR VALUE DISCLOSURES
(a) Non-Financial Assets Measured on a Non-Recurring Basis

We review the carrying amount of property and equipment and transferable liquor licenses semi-annually or when events or circumstances indicate that fair value may not exceed the carrying amount. We record an impairment charge for the excess of the carrying amount over the fair value.

We determine the fair value of property and equipment based on discounted projected future operating cash flows of the restaurants over their remaining service life using a risk adjusted discount rate that is commensurate with the inherent risk. Based on our semi-annual review, during fiscal 2016, long-lived assets with a carrying value of $7.0 million, primarily related to five underperforming restaurants, were written down to their fair value of $0.2 million resulting in an impairment charge of $6.8 million. During the third quarter of fiscal 2016, two restaurants were identified for closure by management with a combined carrying value of $3.4 million. We determined these restaurants had no fair value resulting in an impairment charge of $3.4 million. In fiscal 2015, long-lived assets with a carrying value of $2.3 million, primarily related to four underperforming restaurants including one restaurant located in Canada, were determined to have no fair value resulting in an impairment charge of $2.3 million.
We determine the fair value of transferable liquor licenses based on prices in the open market for licenses in the same or similar jurisdictions. During fiscal 2016, four transferable liquor licenses with a carrying value of $1.1 million were written down to the fair value of $0.9 million resulting in an impairment charge of $0.2 million. In fiscal 2015, four transferable liquor licenses with a carrying value of $0.8 million were written down to the fair value of $0.6 million resulting in an impairment charge of $0.2 million.
We determine the fair value of reacquired franchise rights based on discounted projected future operating cash flows of the restaurants associated with these franchise rights. We review the carrying amount annually or when events or circumstances indicate that the carrying amount may not be recoverable. If the carrying amount is not recoverable, we record an impairment charge for the excess of the carrying amount over the fair value. During fiscal 2016, we performed the annual review of reacquired franchise rights and determined there was no impairment. Subsequent to the annual review, we performed the semi-annual review of long-lived assets and determined that three restaurants purchased as part of the acquisition of Pepper Dining were fully impaired which indicated that the related reacquired franchise rights had no fair value resulting in an impairment charge of $0.2 million. During fiscal 2015, we performed the annual review of reacquired franchise rights and determined there was no impairment. Subsequent to the annual review, we performed the semi-annual review of long-lived assets and determined that one restaurant located in Canada was fully impaired which indicated that the related reacquired franchise rights had no fair value resulting in an impairment charge of $0.4 million.
During fiscal 2016, we recorded an impairment charge of $0.2 million related to a parcel of undeveloped land that we own. The land had a carrying value of $1.0 million and was written down to the fair value of $0.8 million. The fair value was based on the sales price of comparable properties. Additionally, we recorded an impairment charge of $0.2 million related to a capital lease asset that is subleased to a franchisee. The capital lease asset had a carrying value of $0.3 million and was written down to the fair value of $0.1 million. The fair value of the capital lease asset is based on discounted projected future cash flows from the sublease. We also recorded an impairment charge of $1.0 million related to a cost method investment which we determined to have no fair value.
All impairment charges were included in other gains and charges in the consolidated statements of comprehensive income for the periods presented.
The following table presents fair values for those assets measured at fair value on a non-recurring basis at June 29, 2016 and June 24, 2015 (in thousands):

	Fair Value Measurements Using
	(Level 1)	(Level 2)	(Level 3)	Total
Long-lived assets held for use:
At June 29, 2016	$0	$0	$208	$208
At June 24, 2015	$0	$0	$0	$0
Liquor licenses:
At June 29, 2016	$0	$857	$0	$857
At June 24, 2015	$0	$550	$0	$550
Reacquired franchise rights:
At June 29, 2016	$0	$0	$0	$0
At June 24, 2015	$0	$0	$0	$0
Other long-lived assets:
At June 29, 2016	$0	$750	$107	$857
At June 24, 2015	$0	$0	$0	$0

(b) Other Financial Instruments
Our financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable and long-term debt. The fair values of cash and cash equivalents, accounts receivable and accounts payable approximate their carrying amounts because of the short maturity of these items. The carrying amount of debt outstanding related to the revolving credit facility approximates fair value as the interest rate on this instrument approximates current market rates (Level 2). The fair values of the 2.60% notes and 3.88% notes are based on quoted market prices and are considered Level 2 fair value measurements.
The carrying amounts and fair values of the 2.60% notes and 3.88% notes are as follows (in thousands):

	June 29, 2016		June 24, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
2.60% Notes	$249,934	$252,445	$249,899	$250,583
3.88% Notes	$299,796	$302,655	$299,766	$290,706